Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
23. Other liabilities
Accruals and deferred income	£ 3,683	£ 3,472
Other ceditors	3,447	3,257
Items in the course of collection due to other banks	88	213
Lease liabilities	1,444	1,563
Other liabilities	£ 8,662	£ 8,505